Related Party Transactions - Balances with Related Parties (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amounts due from related parties, current		¥ 34,047	$ 4,952	¥ 24,502
Amounts due from related parties, non-current		2,041	297	10,956
Amounts due to related parties		19,868	2,890	10,285
Ping An Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	34,018	4,948	21,014
Amounts due from related parties, non-current	[1]	2,041	297	10,956
Amounts due to related parties	[2]	19,463	2,831	1,101
Hunan Mango Autohome Automobile Sales Co Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		29	4	3,425
Amounts due to related parties		208	30	9,049
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current				63
Amounts due to related parties		¥ 197	$ 29	¥ 135

[1]	Receivable from Ping An Group primarily consists of deposit in relation to the operating lease and other agreements, service fee receivable, and interest receivable from cash and cash equivalents and short-term investments held at Ping An Group. As of December 31, 2017 and 2018, the Group had cash and cash equivalents and short-term investments of RMB1,374,574 and RMB1,117,132 (US$162,480) at Ping An Group, respectively.
[2]	The outstanding payable to Ping An Group primarily consists of payable for purchase of technical service fee and other miscellaneous services.